Summary of Significant Accounting Policies (Details) - Schedule of Financial Statement Amounts and Balances of the VIE - VIE [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Current assets	$ 146,894	$ 135,650
Non-current assets	103,055	109,481
Total assets	249,949	245,131
Current liabilities	127,603	130,196
Non-current liabilities	17,057	19,377
Total liabilities	144,660	149,573
Net assets	$ 105,289	$ 95,558